Consolidated Statements of Operations - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
REVENUES
Commissions and fees	$ 3,809	$ 3,767	$ 3,633
Investment income	12	16	15
Other income	8	19	7
Total revenues	3,829	3,802	3,655
EXPENSES
Salaries and benefits	(2,306)	(2,314)	(2,207)
Other operating expenses	(799)	(659)	(636)
Depreciation expense	(95)	(92)	(94)
Amortization of intangible assets	(76)	(54)	(55)
Restructuring costs	(126)	(36)	0
Total expenses	(3,402)	(3,155)	(2,992)
OPERATING INCOME	427	647	663
Other income (expense), net	55	6	22
Loss on extinguishment of debt	0	0	(60)
Interest expense	(142)	(135)	(126)
INCOME BEFORE INCOME TAXES AND INTEREST IN EARNINGS OF ASSOCIATES	340	518	499
Income tax benefit (expense)	33	(159)	(122)
INCOME BEFORE INTEREST IN EARNINGS OF ASSOCIATES	373	359	377
Interest in earnings of associates, net of tax	11	14	0
Net income (loss)	384	373	377
Less: net income attributable to noncontrolling interests	(11)	(11)	(12)
NET (INCOME) LOSS ATTRIBUTABLE TO WILLIS GROUP HOLDINGS	$ 373	$ 362	$ 365
BASIC EARNINGS PER SHARE
— Basic earnings per share	$ 5.49	$ 5.40	$ 5.53
DILUTED EARNINGS PER SHARE
— Diluted earnings per share	5.41	5.32	5.37
CASH DIVIDENDS DECLARED PER SHARE (i)	$ 3.28	$ 3.18	$ 2.97